Disclosure of maturity analysis for non-derivative financial liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Accounts receivable	$ 8,411,825	$ 8,577,930
Other receivable	50,465	120,304
Gross receivable	8,462,290	8,698,234
Credit impairment losses	(6,542,904)	(3,721,293)
Carrying amount	1,919,396	4,976,941
Stage One Lifetime Ecl [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable
Other receivable
Gross receivable
Credit impairment losses
Carrying amount
Stage Two Lifetime Ecl [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable
Other receivable
Gross receivable
Credit impairment losses
Carrying amount
Stage Three Lifetime Ecl [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	8,411,825	8,577,930
Other receivable	50,465	120,304
Gross receivable	8,462,290	8,698,234
Credit impairment losses	(6,542,904)	(3,721,293)
Carrying amount	$ 1,919,396	$ 4,976,941